Company’s Operations (Tables)	12 Months Ended
Dec. 31, 2024
Companys Operations
Schedule of equity interest

				% equity interest
Entity		Main activity	Country	12.31.24	12.31.23
Direct subsidiaries
BRF Energia S.A.		Commercialization of eletric energy	Brazil	100.00	100.00
BRF Foods UK Ltd.		Administrative and marketing services	England	100.00	100.00
BRF GmbH		Holding	Austria	100.00	100.00
BRF Pet S.A.		Industrialization, commercialization and distribution of feed and nutrients for animals	Brazil	100.00	100.00
MBR Investimentos Ltda.	(f)	Holding, management of companies and assets	Brazil	100.00	100.00
Sadia Alimentos S.A.U.		Holding	Argentina	100.00	100.00
Sadia Uruguay S.A.	(g)	Import and commercialization of products	Uruguay	100.00	100.00
Vip S.A. Empreendimentos e Participações Imobiliárias	(f)	Commercialization of owned real state	Brazil	-	100.00

Indirect subsidiaries
Al Khan Foodstuff LLC ("AKF")	(b)	Import, commercialization and distribution of products	Oman	70.00	70.00
Al-Wafi Al-Takamol International for Foods Products		Import and commercialization of products	Saudi Arabia	100.00	100.00
Al-Wafi Food Products Factory LLC		Import, export, industrialization and commercialization of products	UAE (1)	100.00	100.00
Badi Ltd.		Holding	UAE (1)	100.00	100.00
Banvit Bandirma Vitaminli		Import, industrialization and commercialization of products	Turkey	91.71	91.71
Banvit Enerji ve Elektrik Üretim Ltd. Sti.	(a)	Generation and commercialization of electric energy	Turkey	-	100.00
BRF Arabia Holding Company JCS		Holding	Saudi Arabia	70.00	70.00
BRF Arabia Food Industry Ltd.	(l)	Preparation and preservation of meat, fish, crustaceans and mollusks and production of oils and animal and plant based fats	Saudi Arabia	100.00	-
BRF Foods GmbH	(h)	Industrialization, import and commercialization of products	Austria	100.00	100.00
BRF Foods LLC	(h)	Industrialization, import and commercialization of products	UAE (1)	100.00	-
BRF Foods LLC	(d)	Import, industrialization and commercialization of products	Russia	-	100.00
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	100.00	100.00
BRF Global Company South Africa Proprietary Ltd.		Administrative, marketing and logistics services	South Africa	100.00	100.00
BRF Global GmbH		Holding and trading	Austria	100.00	100.00
BRF Japan KK		Marketing and logistics services, import, export, industrialization and commercialization of products	Japan	100.00	100.00
BRF Korea LLC		Marketing and logistics services	Korea	100.00	100.00
BRF Kuwait Food Supply Management Co.	(b)	Import, commercialization and distribution of products	Kuwait	49.00	49.00
BRF Shanghai Management Consulting Co. Ltd.		Provision of consultancy and marketing services	China	100.00	100.00
BRF Shanghai Trading Co. Ltd.		Import, export and commercialization of products	China	100.00	100.00
BRF Singapore Foods PTE Ltd.		Administrative, marketing and logistics services	Singapore	100.00	100.00
Buenos Aires Fortune S.A.	(e)	Holding	Argentina	-	100.00
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	100.00	100.00
Eclipse Latam Holdings	(k)	Holding	Spain	-	100.00
Federal Foods LLC	(b)	Import, commercialization and distribution of products	UAE (1)	49.00	49.00
Federal Foods Qatar	(b)	Import, commercialization and distribution of products	Qatar	49.00	49.00
Hercosul Alimentos Ltda.	(m)	Manufacturing and sale of animal feed	Brazil	100.00	100.00
Hercosul Distribuição Ltda.	(m)	Import, export, wholesale and retail sale of food products for animals	Brazil	100.00	100.00
Hercosul International S.R.L.		Manufacturing, export, import and sale of feed and nutrients for animals	Paraguay	100.00	100.00
Hercosul Soluções em Transportes Ltda.		Road freight	Brazil	100.00	100.00
Joody Al Sharqiya Food Production Factory LLC		Import and commercialization of products	Saudi Arabia	100.00	100.00
Mogiana Alimentos S.A.		Manufacturing, distribution and sale of Pet Food products	Brazil	100.00	100.00
Nutrinvestments BV	(j)	Holding	The Netherlands	-	100.00
One Foods Holdings Ltd.		Holding	UAE (1)	100.00	100.00
Perdigão Europe Lda.	(i)	Import, export of products and administrative services	Portugal	-	100.00
ProudFood Lda.		Import and commercialization of products	Angola	100.00	100.00
PSA Laboratório Veterinário Ltda.	(f)	Veterinary activities	Brazil	-	100.00
Sadia Chile SpA		Import, export and commercialization of products	Chile	100.00	100.00
TBQ Foods GmbH		Holding	Austria	60.00	60.00

Affiliated
Potengi Holdings S.A.	(c)	Holding	Brazil	50.00	50.00
PR-SAD Administração de Bem Próprio S.A.		Management of assets	Brazil	33.33	33.33
(1)	UAE – United Arab Emirates
(a)	On September 09, 2024, the subsidiary Banvit Enerji ve Elektric Üretim Ltd. Sti. was dissolved.
(b)	For these entities, the Company has agreements that ensure full economic rights, except for AKF, in which the economic rights are of 99%.
(c)	Affiliated with a subsidiary of Auren Energia S.A., whose economic stake is 24% (note 12). On October 9, 2024 a share capital increase was approved in the total amount of R$94,221, of which R$22,613 by BRF S.A. And on December 11, 2024. a share capital increase was approved in the total amount of R$94,000, of which R$22,560 by BRF S.A.
(d)	On January 15, 2024, the subsidiary BRF Foods LLC (Russia) was dissolved.

(e)	On March 19, 2024, the subsidiary Buenos Aires Fortune S.A. was dissolved.
(f)	On March 28, 2024, the subsidiaries VIP S.A. Empreendimentos e Participações Imobiliárias and PSA Laboratório Veterinário Ltda. were merged into BRF S.A. and the indirect subsidiary BRF Investimentos Ltda. became direct subsidiary of the BRF S.A. On December 23, 2024, the name of BRF Investimentos Ltda. became MBR Investimentos Ltda.
(g)	On March 31, 2024, the share capital of the subsidiary Sadia Uruguay S.A. was reduced by UYU 415,000 (R$55,365), and on June 17, 24 there was a further capital reduction of UYU 415,000 (R$58,515).
(h)	The BRF Foods GmbH, an Austrian company, had a subsidiary in the United Arab Emirates, which on April 05, 24 was converted into a limited company called BRF Foods LLC (UAE). On February 01, 2025, this subsidiary was merged into BRF GmbH.
(i)	On April 29, 2024, the subsidiary Perdigão Europe Lda. was dissolved.
(j)	On July 19, 2024, the subsidiary Nutrinvestments BV was dissolved.
(k)	On November 08, 2024, the subsidiary Eclipse Latam Holdings was dissolved.
(l)	On November 28, 2024, the company BRF Arabia Food Industry Ltd. was incorporated, a wholly owned subsidiary of the company BRF Arabia Holding Company JCS.
(m)	On January 02, 2025, the subsidiaries Hercosul Alimentos Ltda. and Hercosul Distribuição Ltda. were merged into Mogiana Alimentos S.A.

Schedule of financial statements net of partial advances

12.31.24
Cost of sales	(104,418)
Selling expenses	(3,774)
General and administrative expenses	(4,509)
(112,701)